Related Party Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 01, 2018 USD ($)	Oct. 31, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [Line Items]
Amount returned to shareholders		$ 6,500		$ 1,174	$ 1,000
Number of shares repurchased | shares		138.0
Price per share paid | $ / shares		$ 47
Other operating gains, net				29	48
Minimum lease payments payable under non-cancellable operating lease				329
Purchase obligations				$ 588
Financial & risk [member]
Disclosure of transactions between related parties [Line Items]
Percentage of ownership stake sold	55.00%
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Proceeds from sale of subsidiary		$ 17,000
Amount returned to shareholders		$ 10,000
Percentage of ownership stake sold	55.00%
Ownership interest retained percentage				45.00%
Lease receivable amount				$ 332
Lease payment amount				$ 249
Other associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Area of office space | ft²				690,000
Costs under lease arrangement				$ 34	$ 40
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares				65.00%
Proceeds from sale of subsidiary			$ 16
Gain recorded on sale of subsidiaries				$ 16
Number of shares sold through proportoinate tender | shares		88.9
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Other operating gains, net				6
Future aggregate minimum lease payments				42
Minimum lease payments payable under non-cancellable operating lease				58
Purchase obligations				113
Purchase obligations				54
Refinitiv [member] | news and editorial [member] | Reuters News [member]
Disclosure of transactions between related parties [Line Items]
Agreement maturity period	30 years
Receipts for news and content	$ 325
Refinitiv [member] | news and editorial [member] | Reuters News [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Revenue				$ 81